UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21088

                      MERCANTILE ABSOLUTE RETURN FUND, LLC
               (Exact name of registrant as specified in charter)
                                    ________


                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-410-237-5223

                     DATE OF FISCAL YEAR END: MARCH 31, 2006

                     DATE OF REPORTING PERIOD: JUNE 30, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

MERCANTILE ABSOLUTE RETURN FUND LLC

QUARTERLY REPORT (UNAUDITED)
JUNE 30, 2005


MERCANTILE ABSOLUTE RETURN FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005
---------------------------------------------------------------------------------------------------------------------------

INVESTMENTS                                                            COST               VALUE            % OF NET ASSETS
INVESTMENT FUNDS
CONVERTIBLE/CAPITAL STRUCTURE ARBITRAGE
    Akanthos Arbitrage Fund, L.P.                                  $    1,750,000       $   1,601,393                2.86%
                                                                 -----------------   -----------------  ------------------
             Total Convertible/Capital Structure Arbitrage              1,750,000           1,601,393                2.86

CREDIT BASED
    Arx Global High Yield Securities Fund I, L.P.                       1,500,000           2,185,296                3.90
    Blue Mountain Credit, L.P.                                          2,000,000           1,966,081                3.51
    Chatham Asset Partners High Yield Fund, L.P.                        2,000,000           2,184,297                3.90
    Satellite Credit Opportunities Fund, Ltd.                           2,000,000           2,782,187                4.97
                                                                 -----------------   -----------------  ------------------
             Total Credit Based                                         7,500,000           9,117,861               16.28
EVENT-DRIVEN
    Aspen Partners, L.P.                                                1,500,000           1,835,379                3.28
    Cerberus Partners, L.P.                                             2,000,000           2,978,608                5.32
    Farallon Capital Offshore Investors, Inc.                           2,000,000           3,010,308                5.37
                                                                 -----------------   -----------------  ------------------
             Total Event-Driven                                         5,500,000           7,824,295               13.97
FIXED INCOME ARBITRAGE
    BlueCrest Capital, L.P.                                             2,250,000           2,536,181                4.53
    Brevan Domestic Fund, L.P.                                          1,000,000           1,177,425                2.10
    Grossman Currency Fund, L.P.                                          700,000             917,338                1.64
    Highland Opportunity Fund, L.P.                                     1,750,000           1,978,330                3.53
    MKP Opportunity, L.P.                                               1,750,000           1,933,365                3.45
    Obsidian Fund, L.L.C.                                               1,814,039           2,065,869                3.69
    PIMCO Global Relative Value Fund, L.L.C.                              870,346             937,489                1.67
    South Hill Trading Corporation                                      1,750,000           1,921,940                3.43
                                                                 -----------------   -----------------  ------------------
             Total Fixed Income Arbitrage                              11,884,385          13,467,937               24.04
HEDGED EQUITY
    32 Capital Fund, L.L.C.                                             1,000,000           1,061,298                1.90
    Ascend Partners Sapient, L.P.                                       1,000,000           1,023,894                1.83
    Intrepid Capital Fund (QP), L.P.                                    1,000,000           1,010,442                1.80
    Thruway Partners, L.P.                                              1,000,000           1,177,230                2.10
                                                                 -----------------   -----------------  ------------------
             Total Hedged Equity                                        4,000,000           4,272,864                7.63

MULTI-STRATEGY

    Amaranth Partners, L.L.C.                                           2,800,000           3,442,914                6.15
    Animi Fund, L.P.                                                    2,000,000           2,013,530                3.59
    Canyon Value Realization Fund, L.P.                                 2,500,000           3,362,542                6.00
    Domestic CAP Partners, L.P.                                         1,266,078           1,487,734                2.66
    Elliott Associates, L.P.                                            2,000,000           2,655,367                4.74
    Perry Partners, L.P.                                                2,000,000           2,695,909                4.81
                                                                 -----------------   -----------------  ------------------
             Total Multi-Strategy                                      12,566,078          15,657,996               27.95
                                                                 -----------------   -----------------  ------------------
             Total Investments*                                    $   43,200,463       $  51,942,346               92.73%
                                                                 -----------------   -----------------  ------------------


* Percentages are based on net assets of $56,016,098. The aggregate cost of investments for tax purposes was $43,200,463. Net unrealized appreciation on investments for tax purposes was $8,741,883 consisting of $8,924,409 of gross unrealized appreciation and $182,526 of gross unrealized depreciation.

MERCANTILE ABSOLUTE RETURN FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2005
--------------------------------------------------------------------------------

The investments in Investment Funds shown above, representing 92.73% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercantile Absolute Return Fund, LLC


/s/ Kevin A. McCreadie
----------------------
Kevin A. McCreadie
Principal Executive Officer

Date: August 29, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Kevin A. McCreadie
----------------------
Kevin A. McCreadie
Principal Executive Officer

Date: August 29, 2005


/s/ Scott J. Liotta
-------------------
Scott J. Liotta
Principal Financial Officer

Date: August 29, 2005